Changes in non-cash working capital increase (decrease) - Summary of Changes in Non-cash Working Capital (Increase) Decrease (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Increase Decrease In Non-cash Working Capital [line items]
Restricted cash		$ 2.4
Accounts receivable	$ (28.1)	22.6
Prepaid expenses and other	(1.7)	0.6
Accounts payable and accrued liabilities	40.0	(41.3)
Acquisition (Note 4)	2.8
Net changes in non cash working capital	13.0	(15.7)
Operating activities	(5.1)	(6.6)
Investing activities	18.1	(9.1)
Net changes in non cash working capital	13.0	(15.7)
Interest paid in cash	30.1	$ 25.5
Income taxes paid (recovered) in cash